Investments - Summary of Group's Shareholdings in Associates Entities and Principal Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Significant Investments In Associates [Line Items]
Share of profits of associates	$ 366	$ 33	$ 31
Associates [member]
Disclosure Of Significant Investments In Associates [Line Items]
Beginning balance	86	58
Additions due to business combinations	2,014
Share of profits of associates	366	28
Ending balance	$ 2,466	$ 86	$ 58